Average Annual Total Returns - Invesco SP MidCap 400 Pure Value ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P MidCap 400® Pure Value Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P MidCap 400® Pure Value Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P MidCap 400® Pure Value Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 01, 2006	9.45%	10.87%	9.67%	8.74%	10.32%	9.10%	5.67%	8.41%	7.66%	9.67%	[1]	11.18%	[1]	10.05%	[1]	3.73%	10.37%	10.28%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.